Schedule of Fair Value of Assets Acquired and Liabilities (Details) (Parenthetical) - Orgad [member] - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2022
Business Acquisition [Line Items]
Intangible assets, useful life		3 years
Business combination expenses	$ 32	$ 84